Employee benefits	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Employee benefits

29. Employee benefits

Employee benefits are analyzed as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Employee severance indemnity	5,571	5,677
Jubilee benefits	238	228
Other post-employment plans	1,074	1,228
Stock grant plan	280	280
Total employee benefits	7,163	7,413

Defined benefit obligations - Italian employee severance indemnity (TFR)

Trattamento di fine rapporto or “TFR” relates to the amounts that employees in Italy are entitled to receive when they leave the company and is calculated based on the period of employment and the taxable earnings of each employee. Under certain conditions the entitlement may be partially advanced to an employee during the employee’s working life.

The Italian legislation regarding this scheme was amended by Law 296 of 27 December 2006 and subsequent decrees and regulations issued in the first part of 2007. Under these amendments, companies with at least 50 employees are obliged to transfer the TFR to the “Treasury fund” managed by the Italian state-owned social security body (“INPS”) or to supplementary pension funds. Prior to the amendments, accruing TFR for employees of all Italian companies could be managed by the company itself. Consequently, the Italian companies’ obligation to INPS and the contributions to supplementary pension funds take the form, under IAS 19 revised, of “Defined contribution plans” whereas the amounts recorded in the provision for employee severance pay retain the nature of “Defined benefit plans”. Accordingly, the provision for employee severance indemnity in Italy consists of the residual obligation for TFR until December 31, 2006. This is an unfunded defined benefit plan as the benefits have already been almost entirely earned, with the sole exception of future revaluations. Since 2007 the scheme is accounted for as a defined contribution plan, and the Group recognizes the associated cost, being the required contributions to the pension funds, over the period in which the employee renders service.

Jubilee benefits

The Jubilee benefits scheme is applicable to companies incorporated in Germany. Upon retirement, employees are eligible to receive a sum payment depending on the number of years of service within the Group.

Other post-employment plans

Other post-employment plan of the Group are “Beneficios por Retiro, Prima de Antigüedad y Beneficios por Terminación” for Mexican companies and severance payment provision for Slovak companies.

Defined benefits obligation

The Group’s liabilities for employee benefits are as follows:

	Trattamento Fine Rapporto	Jubilee Benefits	Beneficio por Retiro / Terminacion	Severance Payment Slovakia	Total
	(EUR thousand)
At January 1, 2023	4,936	213	940	39	6,128
Acquisition of Perugini S.r.l.	387	—	—	—	387
Interest cost	178	6	83	2	269
Current service cost	353	26	259	9	647
Benefits paid	(422)	(21)	(233)	(15)	(691)
Actuarial gains and losses	245	4	(9)	10	250
Exchange rate differences	—	—	143	—	143
At December 31, 2023	5,677	228	1,183	45	7,133

Recognized in the consolidated income statement	531	36	341	11	919
Recognized in the other comprehensive income	245	—	(9)	10	246

At January 1, 2024	5,677	228	1,183	45	7,133
Interest cost	171	6	92	1	270
Current service cost	481	30	138	7	656
Benefits paid	(570)	(10)	(205)	(15)	(800)
Actuarial gains and losses	(188)	(16)	(49)	17	(236)
Exchange rate differences	—	—	(140)	—	(140)
At December 31, 2024	5,571	238	1,019	55	6,883

Recognized in the consolidated income statement	652	20	230	8	910
Recognized in the other comprehensive income	(188)	—	(49)	17	(220)

A major assumption taken into account in the valuation of pension and other post-employment benefit obligations is the discount rate. In accordance with IAS 19 – Employee Benefits, the rates were determined by currency areas and by reference to the return on high-quality private bonds with a maturity equal to the term of the plans or the return on government bonds when the private market has insufficient liquidity.

The principal assumptions used for determining the obligations under the plan described are as follows:

At December 31, 2024

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	3.38%	3.40%	11.00%	3.18%
Future salary increase %	0.50%	—	4.50%	6.00%
Inflation rate %	2.00%	—	3.50%	—

At December 31, 2023

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	3.17%	2.80%	9.25%	3.17%
Future salary increase %	0.50%	—	4.50%	6.00%
Inflation rate %	2.00%	—	3.50%	—

The discount rates used for the measurement of the pension plan obligation (including Italian TFR obligation) are based on yields of high-quality fixed income securities for which the timing and amounts of payments match the timing and amounts of the projected benefit payments. The main variation is due to Italian TFR, whose average duration is approximately 12.4 years. Retirement or employee leaving rates are developed to reflect actual and projected Group experience and legal requirements for retirement.

A quantitative sensitivity analysis for significant assumptions impacting defined benefits obligation at December 31, 2024 and December 31, 2023 is reported as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Turnover rate +1,00%	24	19
Turnover rate -1,00%	(28)	(21)
Inflation rate +0,25%	80	82
Inflation rate -0,25%	(78)	(80)
Annual discount rate +0,25%	(107)	(111)
Annual discount rate -0,25%	111	115

The above sensitivity analysis on TFR is based on reasonable changes in key assumptions occurring at the end of the reporting period, keeping all other assumptions constant.

Such analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation from one another.